Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares
Diluted net loss per share, ordinary shares	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.10)
Weighted average ordinary shares – diluted (in Shares)	20,655,000	10,434,783	4,137,931	20,655,000	8,961,092
Class B Ordinary Shares
Diluted net loss per share, ordinary shares	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.24)	$ (0.10)
Weighted average ordinary shares – diluted (in Shares)	6,666,667	6,666,667	6,666,667	6,666,667	6,482,052